GOODWILL AND OTHER INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Schedule of Goodwill
a.	Goodwill:

	2022	2021
Balance as of January 1	$1,196.2	$1,002.2
Acquisitions	40.5	194.0

Balance as of December 31	$1,236.7	$1,196.2

Other Intangible Assets, Net
b.	Intangible assets, net:

	Useful	December 31,
	Life	2022	2021
Original amount:
Core technology	8	$93.5	$82.2
Trademarks and trade names	15 – 20	25.5	25.5
Customer relationship	4	5.8	5.8

		124.8	113.5

Accumulated amortization:
Core technology		39.6	28.0
Trademarks and trade names		24.5	24.0
Customer relationship		1.9	0.5

		66.0	52.5

Intangible assets, net:
Core technology		53.9	54.2
Trademarks and trade names		1.0	1.5
Customer relationship		3.9	5.3

		$58.8	$61.0

Estimated Future Amortization Expense of Other Intangible Assets	The estimated future amortization expense of Intangible assets as of December 31, 2022 is as follows:

2023	$11.9
2024	11.5
2025	11.1
2026	9.1
2027	6.3
Thereafter	8.9

$58.8